Operations and summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 countries dealer_rental_outlets places_of_business	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method	20.00%
Standard invoice terms, maximum extension period (in years)	1 year	1 year	1 year
Standard invoice terms, amount of extension allowed to receivables	$ 624	$ 706	$ 354
Percentage of consolidated sales representing extension to standard invoice terms not more than one year	1.00%	1.00%	1.00%
Period after which collection of future income is considered as not probable (in days)	120 days
Percentage of value of inventories on the LIFO basis to total inventories	60.00%	60.00%	60.00%
Incremental value of inventory if FIFO method had been in use	2,430	2,504	2,750
Depreciation on equipment leased to others	872	768	688
Consolidated depreciation expense	$ 2,795	$ 2,710	$ 2,421
Operations and Summary of Significant Accounting Policies
Number of countries served by dealers	182
Number of dealer places of business	3,580
Number of dealer rental outlets	1,267
Maximum amortizable period of purchased intangibles (in years)	14 years	13 years	13 years
Maximum
Operations and Summary of Significant Accounting Policies
Maximum amortizable period of purchased intangibles (in years)	20 years
Minimum
Operations and Summary of Significant Accounting Policies
Ownership percentage of investments in companies accounted for under the equity method (as a percent)	20.00%
Inside United States
Operations and Summary of Significant Accounting Policies
Number of dealers	48
Outside the United States
Operations and Summary of Significant Accounting Policies
Number of dealers	129
Perkins
Operations and Summary of Significant Accounting Policies
Number of distributors	103
Number of countries where distributors are located	182
Caterpillar Northern Ireland Ltd (F.G. Wilson)
Operations and Summary of Significant Accounting Policies
Number of distributors	264
Number of countries where distributors are located	145
MaK
Operations and Summary of Significant Accounting Policies
Number of distributors	19
Number of countries where distributors are located	130